John Hancock Emerging Markets Equity Fund Average Annual Total Returns - Class A C I R2 R4 R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.20%	8.42%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	13.65%	(3.61%)	5.25%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.34%	(4.03%)	4.71%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.58%	(2.49%)	4.32%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	17.94%	(3.29%)	5.07%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	20.05%	(2.31%)	6.10%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	19.54%	(2.60%)	5.86%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	19.92%	(2.39%)	6.03%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	20.17%	(2.21%)	6.22%